Annual Total Returns - Fidelity® Total Market Index Fund [BarChart] - 02.28 Fidelity Index Funds Combo PRO-11 - Fidelity® Total Market Index Fund - Fidelity Total Market Index Fund	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	1.02%
Annual Return 2012	16.36%
Annual Return 2013	33.42%
Annual Return 2014	12.47%
Annual Return 2015	0.47%
Annual Return 2016	12.68%
Annual Return 2017	21.18%
Annual Return 2018	(5.28%)
Annual Return 2019	30.92%
Annual Return 2020	20.78%